Consolidated Balance Sheet Parentheticals (Unaudited at June 30, 2014) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheet (Unaudited at June 30, 2014)
Fixed maturities, available for sale, amortized cost	$ 61,841	$ 62,196
Equity securities, available for sale, cost	$ 648	$ 686
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	339.0	353.5
Common stock, shares outstanding	339.0	353.5	373.5	377.4
Treasury stock, at cost, shares	419.5	401.5